Leases (Details Narrative)	Dec. 31, 2025
QIND and al shola [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	8.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	6.00%